Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,436,700
Previously Paid Amount	0.00
Total Fee Amount	3,650.91
Total Offset Amount	0.00
Net Fee	3,650.91
Narrative - Max Aggregate Offering Price	$ 26,436,700
Final Prospectus	true